Loans and advances to customers - Summary (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial assets	$ 1,773,414	$ 1,407,320
Loans and advances - Customers
Financial instruments
Financial assets	698,276	728,335
Collateral provided	4,123	5,153
Gross carrying amount | Loans and advances - Customers
Financial instruments
Financial assets	723,827	750,305
Impairment losses | Loans and advances - Customers
Financial instruments
Financial assets	(25,551)	(21,970)	$ (21,516)
Other financial assets at fair value through profit or loss | Loans and advances - Customers
Financial instruments
Financial assets	10,844	25,789
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial instruments
Financial assets		2,875
Financial assets at fair value through other comprehensive income category | Gross carrying amount | Loans and advances - Customers
Financial instruments
Financial assets		2,880
Financial assets at amortized cost category | Loans and advances - Customers
Financial instruments
Financial assets	687,432	699,671
Financial assets at amortized cost category | Gross carrying amount | Loans and advances - Customers
Financial instruments
Financial assets	712,983	$ 721,636
Financial assets at amortized cost category | Impairment losses | Loans and advances - Customers
Financial instruments
Financial assets	$ (25,551)